Fair Value: Fair Value Assets measured on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Fair Value Assets measured on a Recurring Basis

Assets, at Fair Value	Level 1	Level 2	Level 3	Total
Cash equivalents[1]	$ 16,080	$ -	$ -	$ 16,080
Debt securities:
U.S. government and agencies	-	9,813	-	9,813
Mortgage-backed securities:
Residential mortgage-backed	-	2,538	-	2,538
Total debt securities	-	12,351	-	12,351

Derivatives embedded in assets on deposit	-	-	122,043	122,043

Total assets	$ 16,080	$ 12,351	$ 122,043	$ 150,474

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 122,043	$ 122,043

Total liabilities	$ -	$ -	$ 122,043	$ 122,043

[1]Excludes cash of $1,013 that is not subject to fair value accounting.

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2014.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$3,681	$-	$-	$3,681
Debt securities:
U.S. government and agencies	-	9,987	-	9,987
Mortgage-backed securities:
Residential mortgage-backed	-	3,207	-	3,207
Total debt securities	-	13,194	-	13,194

Derivatives embedded in assets on deposit	-	-	45,503	45,503

Total assets	$3,681	$13,194	$45,503	$62,378

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 45,503	$ 45,503

Total liabilities	$ -	$ -	$ 45,503	$ 45,503

[1]Excludes cash of $1,921 that is not subject to fair value accounting.